Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 1,408,869	¥ 1,366,621	¥ 1,444,305
Safety fund reserve	(691)	(1,750)	(1,505)
Currency translation differences	3,758	(2,684)	(3,909)
Transaction with non-controlling interests	11,128	1,059	825
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	654	(4)	(441)
Cash flow hedges, net of deferred tax	11,273	0	0
Ending balance	1,537,853	1,408,869	1,366,621
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	133,308	133,308
Ending balance	133,308	133,308	133,308
Statutory common reserve fund [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	211,970	203,557
Transfer from retained earnings	12,987	8,413
Ending balance	224,957	211,970	203,557
Special reserve-safety fund reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	9,231	10,810
Safety fund reserve	(741)	(1,579)
Ending balance	8,490	9,231	10,810
Currency translation differences [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(35,532)	(32,848)
Currency translation differences	3,758	(2,684)
Ending balance	(31,774)	(35,532)	(32,848)
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(10,417)	(10,645)
Transaction with non-controlling interests	0	(15)
Fair value changes in equity investments measured at fair value through other comprehensive income	(10)	79
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	654	(4)
Cash flow hedges, net of deferred tax	11,273	0
Other	(3,760)	168
Ending balance	(2,260)	(10,417)	(10,645)
Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	308,560	304,182	304,011
Transfer from retained earnings	12,987	8,413	6,275
Safety fund reserve	(741)	(1,579)	(1,633)
Transaction with non-controlling interests	3		2
Ending balance	¥ 332,721	¥ 308,560	¥ 304,182